Other liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Other liabilities
Liability against the State for CIRR loans and concessionary loans	kr 3,641	kr 8,509
Cash payables, debt -purchases	176	982
Other	455	751
Total	kr 4,272	kr 10,242